Intangible Assets - Carrying Amounts of Goodwill and Distribution Rights (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 7,017		$ 146,336	$ 143,218	$ 190,772
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			97,198	97,616
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			57,689	56,662
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			1,695	1,684
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			404	404
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			1,439	1,418
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			1,170	1,169
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			3,638	3,635
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			28,199	30,018
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			512	245
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Intangible assets			$ 2,452	$ 2,381

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4